Leases (Details) - Schedule of amounts recognized in the statement of profit and loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of amounts recognized in the statement of profit and loss [Abstract]
Depreciation expense	£ 14,109	£ 5,570	£ 506
Interest on lease liabilities	1,338	652	64
Total	£ 15,447	£ 6,222	£ 570